Offerings	Oct. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 406,066,240.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,077.75
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No., 333-291165 except with respect to unsold securities that have been previously registered.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 93,933,760.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268205
Carry Forward Initial Effective Date	Nov. 07, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 13,864.62
Offering Note	Four Corners Property Trust, Inc. (the "Company") previously registered the offer and sale of shares of common stock having an aggregate offering price of up to $500,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act on September 17, 2024 (the "2024 ATM Prospectus Supplement"), pursuant to Four Corner Property Trust Inc.'s registration statement on Form S-3ASR (File No. 333-268205) filed with the Securities and Exchange Commission ("SEC") on November 7, 2022 (the "Prior Registration Statement"). In connection with the filing of the 2024 ATM Prospectus Supplement, the Company made a contemporaneous fee payment in the amount of $68,818.22, reflecting the fee due with respect to the shares of common stock having a maximum aggregate offering price of $500,000,000 to be offered and sold pursuant to the 2024 Prospectus Supplement that were not unsold securities registered pursuant to a prior offering. Of those shares of common stock, shares having an aggregate offering price of $406,066,240 have been sold and shares of common stock with a maximum aggregate offering price of $93,933,760 remain unsold (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the immediate effectiveness of the Company's new registration statement on Form S-3ASR (File No. 333-291165) filed with the SEC on October 30, 2025.